Note 6 - Intangible Assets: Schedule of estimated amortization expense to be recorded for the next five years (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014
Details
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 210,358
Finite-Lived Intangible Assets, Amortization Expense, Year Two	137,015
Finite-Lived Intangible Assets, Amortization Expense, Year Three	137,015
Finite-Lived Intangible Assets, Amortization Expense, Year Four	137,015
Finite-Lived Intangible Assets, Amortization Expense, Year Five	137,015
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	74,289
Prepaid franchise and territory rights fees, net	$ 832,708	$ 897,846